Fair value of financial assets and liabilities (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Deposits of credit institutions	R$ 25,279,956	R$ 35,608,595
Customer deposits	76,561,726	81,663,106
Other financial liabilities	101,841,682	117,271,701
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Deposits of credit institutions	121,587,565	122,956,887
Customer deposits	516,767,070	524,168,267
Marketable debt securities	159,163,562	137,664,088
Debt instruments Eligible Capital	28,113,937	23,137,784
Other financial liabilities	67,414,002	79,177,179
Other financial liabilities	893,046,136	887,104,205
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Deposits of credit institutions	146,867,521	158,565,482
Customer deposits	593,328,796	605,068,163
Marketable debt securities	156,662,290	135,632,632
Debt instruments Eligible Capital	28,113,937	23,137,784
Other financial liabilities	67,414,002	79,177,179
Other financial liabilities	992,386,546	1,001,581,240
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Deposits of credit institutions	146,867,521	158,565,482
Customer deposits	593,328,796	605,831,373
Marketable debt securities	159,163,562	137,664,088
Debt instruments Eligible Capital	28,113,937	23,137,784
Other financial liabilities	67,414,002	79,177,179
Other financial liabilities	R$ 994,887,818	R$ 1,004,375,906